Document and Entity Information	Apr. 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2024
Document Effective Date	Apr. 01, 2024
Prospectus Date	Dec. 29, 2023
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	DSCVX
BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DSCYX
BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DOPIX